Risk Management - Capital adequacy ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of objectives policies and processes for managing capital [Abstract]
Qualitative information about entitys objectives policies and processes for managing capital	The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel III published by Basel Committee on Banking Supervision in Bank for International Settlement and was implemented in Korea in December 2013. The capital adequacy ratio iscalculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.	The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel III published by Basel Committee on Banking Supervision in Bank for International Settlement and was implemented in Korea in December 2013. The capital adequacy ratio iscalculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.
Summary of quantitative data about what entity manages as capital	According to the above regulations, the Group is required to meet the following minimum requirements: Tier 1 common capital ratio of 8.0%, a Tier 1 capital ratio of 9.5%, and a total capital ratio of 11.5% as of December 31, 2022 and 2023	According to the above regulations, the Group is required to meet the following minimum requirements: Tier 1 common capital ratio of 8.0%, a Tier 1 capital ratio of 9.5%, and a total capital ratio of 11.5% as of December 31, 2022 and 2023
Minimum common equity tier one ratio	8.00%	8.00%
Minimum tier one ratio	9.50%	9.50%
Minimum total regulatory capital ratio	11.50%	11.50%
Tier one risk based capital [Abstract]
Tier 1 capital	₩ 26,343,941	₩ 23,757,296
Other Tier 1 capital	4,596,584	4,208,994
Tier 2 capital	3,815,920	3,437,735
Total risk adjusted capital	34,756,445	31,404,025
Risk weighted assets for credit risk	195,490,941	182,028,062
Risk weighted assets for market risk	4,697,055	6,759,527
Risk weighted assets for operational risk	19,603,749	16,519,885
Total risk weighted assets	₩ 219,791,745	₩ 205,307,474
Common Equity Tier 1 ratio	11.99%	11.57%
Tier 1 capital ratio	14.08%	13.62%
Total capital ratio	15.81%	15.30%